Earnings per Share - Computation of Earnings per Share (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Computation of Earnings per Share [Line Items]
Net income (loss) attributable to Deutsche Bank shareholders, numerator for basic earnings per share	€ (1,049)	€ (1,678)	€ (7,022)
Effect of dilutive securities [Abstract]
Forwards and options	0	0	0
Convertible debt	0	0	0
Net income (loss) attributable to Deutsche Bank shareholders after assumed conversions, numerator for diluted earnings per share	€ (1,049)	€ (1,678)	€ (7,022)
Number of shares in million [Abstract]
Weighted-average shares outstanding, denominator for basic earnings per share	1,967.7	1,555.3	1,555.1
Effect of dilutive securities:
Forwards	0	0	0
Employee stock compensation options	0	0	0
Deferred shares	0	0	0
Other (including trading options)	0	0	0
Dilutive potential common shares	0	0	0
Adjusted weighted-average shares after assumed conversions, denominator for diluted earnings per share	1,967.7	1,555.3	1,555.1